EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of shares and share capital outstanding

	Number of shares	Share Capital
	millions	€ million
As at 31 December 2015	227	3
Shares utilised for share-based payments prior to Merger	1	—
Cancellation of CCE shares	(228)	(3)
Issuance of CCEP shares in consideration for CCIP and CCEG	254	3
Group reconstruction transaction	228	2
Issuances of shares post-Merger	1	—
As at 31 December 2016	483	5
Issuance of shares	2	—
As at 31 December 2017	485	5

Disclosure of other reserves within equity
The following table outlines the balances in other reserves (net of tax) as at the dates presented:

	31 December 2017	31 December 2016
	€ million	€ million
Cash flow hedge reserve	(12)	(12)
Net investment hedge reserve	197	170
Foreign currency translation adjustment reserve	(688)	(577)
Total other reserves	(503)	(419)